Personnel Expenses	12 Months Ended
Dec. 31, 2024
Personnel Expenses
Personnel Expenses

(25)Personnel Expenses

Details of personnel expenses by function are as follows:

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Cost of sales	1,373,499	1,384,426	1,367,923
Research and development	181,270	172,970	159,766
Selling, general and administration expenses	497,918	528,784	472,413
	2,052,687	2,086,180	2,000,102

(*) Restated figures (Note 2.d)

Details by nature are as follows:

	Thousands of Euros
	2024	2023 (*)	2022 (*)
Wages and salaries	1,668,348	1,698,415	1,621,294
Contributions to pension plans	42,644	42,843	41,156
Other social charges	33,994	30,868	33,678
Social security	307,701	314,054	303,974
	2,052,687	2,086,180	2,000,102

(*) Restated figures (Note 2.d)

On February 15, 2023, the Group announced the implementation of a comprehensive operational improvement plan with significant savings. The plan included the optimization of plasma costs and operations, the streamlining of corporate functions, and other initiatives to improve efficiency in the organization. It also included a reduction in staff in 2023 that affected approximately 8% of employees, mainly in plasma operations in the United States. During the year 2024, the Group have recognized a severance expense of Euros 14,232 thousand (Euros 75,348 thousand during the year 2023).